Disclosures on the effects of fluctuations in foreign currency exchange rates - Foreign Currency Exchange Rate Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange rates [abstract]
Foreign currency translation differences	$ (8,607)	$ (22,293)	$ (25,400)
Foreign currency translation reserve	(34,516)	3,177	(255)
Total	$ (43,123)	$ (19,116)	$ (25,655)